Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2023
Federal Home Loan Banks [Abstract]
Summary of Net (Loss) Income Per Share
d.
Net income (loss) per share:

	Year ended March 31, 2023			Year ended March 31, 2022			Year ended March 31, 2021
	Net income (loss) attributable to Taro (numerator)	Shares (denominator)	Per Share Amount	Net income (loss) attributable to Taro (numerator)	Shares (denominator)	Per Share Amount	Net (loss) income attributable to Taro (numerator)	Shares (denominator)	Per Share Amount
Basic and diluted EPS	$25,445	37,584,891	$0.68	$58,266	37,641,087	$1.55	$(386,653)	38,209,726	$(10.12)